11. Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2014
Amount due to related party	$ 3,000
Credit card expenses paid	345,000
Chief Financial Officer [Member]
Common Stock Purchased	37,500
Common Stock, Share Value	$ 15,000